SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS
In January 2026, the Company received a notice of investigation from the SAMR. For details, please refer to the Note 19.
In addition, in March 2026, the Company and certain of the Company’s current officers and directors were named as defendants in a putative securities class action filed in the United States District Court for the Eastern District of New York, captioned De Wilde v. Trip.com Group Limited et al., Case No. 2:26-cv-01420-ST (E.D.N.Y.). For details, please refer to the Note 19.